Variable Interest Entities	12 Months Ended
Dec. 31, 2015
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Variable Interest Entity Disclosure

19.Variable Interest Entities

Production Field Centre

In 2008, Encana entered into a contract for the design, construction and operation of the PFC at its Deep Panuke facility.  Upon commencement of operations in December 2013, Encana recognized the PFC as a capital lease asset as described in Note 9. Under the lease contract, Encana has a purchase option and the option to extend the lease for 12 one-year terms at fixed prices after the initial lease term expires in 2021.

As a result of the purchase option and fixed price renewal options, Encana has determined it holds variable interests and that the related leasing entity qualifies as a variable interest entity (“VIE”).  Encana is not the primary beneficiary of the VIE as the Company does not have the power to direct the activities that most significantly impact the VIE’s economic performance.  Encana is not required to provide any financial support or guarantees to the leasing entity or its affiliates, other than the contractual payments under the lease and operating agreements.  Encana’s maximum exposure is the expected lease payments over the initial contract term.  As at December 31, 2015, Encana had a capital lease obligation of $340 million (2014 - $462 million) related to the PFC.

Veresen Midstream Limited Partnership

On March 31, 2015, Encana, along with the Cutbank Ridge Partnership ("CRP"), entered into natural gas gathering and compression agreements with Veresen Midstream Limited Partnership (“VMLP”), under an initial term of 30 years with two potential five-year renewal terms. As part of the agreement, VMLP agreed to undertake future expansion of midstream services if required by Encana and the CRP in support of the anticipated future development of the Montney play.  In addition, VMLP provides to Encana and the CRP natural gas gathering and processing under agreements that were contributed to VMLP by its partner Veresen Inc., and have remaining terms of 17 years and up to a potential maximum of 10 one-year renewal terms.

Encana has determined that VMLP is a VIE and that Encana holds variable interests in VMLP. Encana is not the primary beneficiary as the Company does not have the power to direct the activities that most significantly impact VMLP’s economic performance. These key activities relate to the construction, operation, maintenance and marketing of the assets owned by VMLP. The variable interests arise from certain terms under the long-term service agreements which include: i) a take or pay for volumes committed to certain gathering and processing assets; ii) an operating fee of which a portion can be converted into a fixed fee once VMLP assumes operatorship of certain compression assets; and iii) a potential payout of minimum costs associated with certain gathering and compression assets. The potential payout of minimum costs will be assessed in the eighth year of the assets' service period and is based on whether there is an overall shortfall of total system cash flows from natural gas gathered and compressed under certain service agreements. The potential payout amount can be reduced in the event VMLP markets unutilized capacity to third party users. Encana is not required to provide any financial support or guarantees to VMLP.

As a result of Encana’s involvement with VMLP, the maximum total exposure, which represents the potential exposure to Encana in the event the assets under the agreements are deemed worthless, is estimated to be $1,195 million as at December 31, 2015. The estimate comprises the take or pay volume commitments and the potential payout of minimum costs. The take or pay volume commitments associated with certain gathering and processing assets are included in Note 26 under Transportation and Processing. The potential payout requirement is highly uncertain as the amount is contingent on future production estimates, pace of development and the amount of capacity contracted to third parties.  As at December 31, 2015, there were no accounts payable and accrued liabilities outstanding related to the take or pay commitment.